Issued Capital (Details)			6 Months Ended		12 Months Ended
	Sep. 26, 2022 AUD ($) $ / shares shares	Sep. 26, 2022 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 AUD ($)	Oct. 30, 2024 shares	Oct. 04, 2022 shares	Sep. 26, 2022 $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares
Issued Capital [Line Items]
Proxy vote			one	one	one
Poll vote			one	one	one
Warrant Outstanding			91,000	91,000
Common share			1	1
Exercise price | $ / shares			$ 4.46
Warrants expire date of issuance			5 years	5 years
Ordinary shares issued	746,268						1,300,000	20,000	746,268
Ordinary Shares par value | (per share)					$ 4					$ 1.92	$ 1.34
Issue price	$ 1,431,162	$ 1,000,000
Capital raising costs | $	$ 121,844
Net increase in share capital | $						$ 1,309,318
Ordinary Shares [Member]
Issued Capital [Line Items]
Ordinary shares issued	746,268								746,268
Ordinary Shares par value | (per share)	$ 1.92								$ 1.34
Capital risk management [Member]
Issued Capital [Line Items]
Exercise price | $ / shares				$ 5
Issued capital [member]
Issued Capital [Line Items]
Net increase in share capital | $	$ 1,309,318					$ 1,309,318